NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NOTES PAYABLE [Abstract]
Restricted cash	$ 17,572,732	$ 31,783,670
Bank fee percentage	0.05%	0.05%	0.05%
Bank fee	$ 27,906	$ 49,233	$ 38,421
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	26,521,315	$ 50,990,427
Bank Acceptance Note One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	May 27, 2015
Bank Acceptance Note Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	May 27, 2015
Bank Acceptance Note Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	May 27, 2015
Bank Acceptance Note Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	May 27, 2015
Bank Acceptance Note Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	May 11, 2015
Bank Acceptance Note Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	May 11, 2015
Bank Acceptance Note Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 325,417
Repayment date	Apr. 10, 2015
Bank Acceptance Note Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	Apr. 09, 2015
Bank Acceptance Note Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 813,537
Repayment date	Mar. 25, 2015
Bank Acceptance Note Ten [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,138,952
Repayment date	Mar. 17, 2015
Bank Acceptance Note Eleven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 488,116
Repayment date	Mar. 17, 2015
Bank Acceptance Note Twelve [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	Feb. 28, 2015
Bank Acceptance Note Thirteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 3,254,149
Repayment date	Feb. 27, 2015
Bank Acceptance Note Fourteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 813,537
Repayment date	Jan. 31, 2015
Bank Acceptance Note Fifteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,464,367
Repayment date	Jan. 29, 2015
Bank Acceptance Note Sixteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	Jan. 23, 2015
Bank Acceptance Note Seventeen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 976,245
Repayment date	Jan. 23, 2015
Bank Acceptance Note Eighteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 976,245
Repayment date	Jan. 21, 2015
Bank Acceptance Note Nineteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,627,075
Repayment date	Jan. 21, 2015
Bank Acceptance Note Twenty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		Jun. 27, 2014
Bank Acceptance Note Twenty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 968,632
Repayment date		Jun. 18, 2014
Bank Acceptance Note Twenty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Jun. 17, 2014
Bank Acceptance Note Twenty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Jun. 11, 2014
Bank Acceptance Note Twenty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Jun. 05, 2014
Bank Acceptance Note Twenty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Jun. 03, 2014
Bank Acceptance Note Twenty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		May 26, 2014
Bank Acceptance Note Twenty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		May 21, 2014
Bank Acceptance Note Twenty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		May 21, 2014
Bank Acceptance Note Twenty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		May 21, 2014
Bank Acceptance Note Thirty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		May 08, 2014
Bank Acceptance Note Thirty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		May 08, 2014
Bank Acceptance Note Thirty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		May 08, 2014
Bank Acceptance Note Thirty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 6,917,657
Repayment date		May 08, 2014
Bank Acceptance Note Thirty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		May 04, 2014
Bank Acceptance Note Thirty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		Apr. 12, 2014
Bank Acceptance Note Thirty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		Apr. 12, 2014
Bank Acceptance Note Thirty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Apr. 11, 2014
Bank Acceptance Note Thirty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Mar. 30, 2014
Bank Acceptance Note Thirty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Mar. 30, 2014
Bank Acceptance Note Forty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Mar. 13, 2014
Bank Acceptance Note Forty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Mar. 05, 2014
Bank Acceptance Note Forty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Mar. 05, 2014
Bank Acceptance Note Forty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,130,071
Repayment date		Jan. 30, 2014
Bank Acceptance Note Forty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,130,071
Repayment date		Jan. 25, 2014
Bank Acceptance Note Forty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,130,071
Repayment date		Jan. 25, 2014
Bank Acceptance Note Forty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		Jan. 25, 2014
Bank Acceptance Note Forty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Jan. 23, 2014
Bank Acceptance Note Forty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Jan. 22, 2014
Bank Acceptance Note Forty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		Jan. 17, 2014
Bank Acceptance Note Fifty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 807,194
Repayment date		Jan. 12, 2014
Bank Acceptance Note Fifty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Jan. 04, 2014
Bank Acceptance Note Fifty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 968,632
Repayment date		Jan. 04, 2014
Bank Acceptance Note Fifty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 645,755
Repayment date		Jan. 04, 2014
Bank Acceptance Note Fifty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,614,387
Repayment date		Jan. 04, 2014
Bank Acceptance Note Fifty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 968,632
Repayment date		Jan. 04, 2014